INTANGIBLE ASSETS—NET (Tables)	12 Months Ended
Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Finite-Lived Intangible Assets
Intangible assets, net consisted of the following as of December 31, 2022 (Successor Period):

(In thousands)	Weighted Average Useful Lives (Years)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Trademark and trade name	14	$559,328	$(17,840)	$541,488
Customer relationships	11	36,000	(1,349)	34,651
Supply agreement	5	38,900	(3,325)	35,575
Formulations	8	28,900	(1,526)	27,374
Patents	20	80	(3)	77
Total		$663,208	$(24,043)	$639,165
Intangible assets, net consisted of the following as of December 31, 2021 (Predecessor Period):

(In thousands)	Weighted Average Useful Lives (Years)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Trademark and trade name	10	$46,004	$(17,842)	$28,162
Customer relationships	10	39,370	(16,404)	22,966
Supply agreement	10	25,570	(10,654)	14,916
Formulations	10	22,863	(9,592)	13,271
Patents	20	270	(11)	259
Total		$134,077	$(54,503)	$79,574

Schedule of Expected Amortization Expense
Expected amortization for each of the years between 2023 through 2027, and thereafter are as follows:
(In thousands)

Years ending December 31
2023	$56,675
2024	56,675
2025	56,675
2026	56,675
2027	53,350
Thereafter	359,115
$639,165